UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                          1177 Avenue of the Americas
                                   44th Floor
                               New York, NY 10036
                                 1-212-380-5500
                    (Address of principal executive offices)
                                    ________

                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                          1177 Avenue of the Americas
                                   44th Floor
                               New York, NY 10036
                                 1-212-380-5500
                    (Name and address of agent for service)
                                    ________

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2015 TO JUNE 30, 2016
                                    ________

NAME OF ISSUER:                              RREEF AMERICA REIT III., INC.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: DECEMBER 17, 2015


                                                                                 MANAGEMENT
PROPOSAL CAST                                                     SPONSOR      RECOMMENDATION     VOTE
1.0  Approval of Plan to Complete Liquidation and Dissolution      Mgmt             For            For

2.0  Election of Directors
Daryl J. Carter                                                    Mgmt             For            For
Alice M. Connell                                                   Mgmt             For            For
Patricia R. Healy                                                  Mgmt             For            For
W. Todd Henderson                                                  Mgmt             For            For
Steven R. LeBlanc                                                  Mgmt             For            For
Steven G. Rogers                                                   Mgmt             For            For

NAME OF ISSUER:     THOR URBAN PROPERTY FUND II, INC.
EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE:  OCTOBER 26, 2015


                                                                                 MANAGEMENT
PROPOSAL CAST                                                     SPONSOR      RECOMMENDATION     VOTE
Proposal 1 - To elect a Class One Director, to hold
office until the 2020 annual meeting of stockholders
and until his or her successor is duly elected and
qualifies, as more fully described in the proxy
statement accompanying the Notice of 2015 Annual
Meeting of Stockholders.
Nominee for Class One Director:  Albert Dayan                      Mgmt             For            For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.

/s/ Edward M. Casal
-----------------------
Edward M. Casal

Chief Executive Officer

Date:  August 25, 2016